RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

The table below sets forth the related party and its relationship with the Group

Name of related party	Relationship with the Group
Zhejiang Youzhan Information Technology Co., Ltd.	Entity controlled by Chief Operating Officers of the Group

In September 2018, the Group purchased electronic equipment RMB157 from Zhejiang Youzhan Information Technology Co., Ltd., and there were no similar purchases occurred in 2019 and 2020.

The following table presents amounts owed from related parties as of December 31, 2018, 2019 and 2020:

	As of December 31,
	2018	2019	2020
Accrued expenses and other current liabilities	157	—	—